Prepaid Expenses and Other Current Assets, Net - Schedule of Prepaid Expenses and Other Current Assets, Net (Details)		Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2022 CNY (¥)
Schedule of Prepaid Expenses and Other Current Assets, Net [Abstract]
Advance to staff		¥ 2,604,854		¥ 2,087,034
Deposits	[1]	1,928,641		1,600,863
Prepaid expenses		940,146		610,404
Value-added tax recoverable		808,479		1,210,092
Employee loan		300,000		1,900,000
Government grants receivable				1,800,000
Others		593,920		629,026
Total		7,176,040		9,837,419
Less: Allowance for credit losses		(351,955)		(351,955)	¥ (264,888)	¥ (263,018)
Total prepayments and other current assets, net		¥ 6,824,085	$ 952,606	¥ 9,485,464

[1]	The balance of deposits primarily consisted of office rental deposits and deposits made with distribution channels.